MINERAL PROPERTY INTERESTS (Tables)	12 Months Ended
Dec. 31, 2023
Mineral Property Interests
Schedule of mineral property interests
Schedule of mineral property interests
Extra High Property
Balance, December 31, 2020	$25,001
Acquisition costs	(25,001)
Balance, December 31, 2021	$—
Acquisition costs	54,001
Balance, December 31, 2022	$54,001